Simplify Volt Pop Culture Disruption ETF
Schedule of Investments
March 31, 2021 (Unaudited)
1
Shares Value
Common Stocks – 60.7%
Communications – 52.6%
Facebook, Inc., Class A* ........................................................ 140 $ 41,234
Netflix, Inc.* .................................................................. 72 37,560
Snap, Inc., Class A* ........................................................... 4,288 224,220
Spotify Technology SA* ......................................................... 840 225,078
Walt Disney Co. (The)* ......................................................... 324 59,784
587,876
Consumer, Cyclical – 3.6%
Peloton Interactive, Inc., Class A* ................................................. 356 40,028
Technology – 4.5%
Activision Blizzard, Inc. ......................................................... 548 50,964
Total Common Stocks (Cost $711,849) ........................................................... 678,868
Exchange-Traded Funds – 33.3%
Invesco QQQ Trust Series 1(a)
(Cost $364,272) ............................................................. 1,165 371,786
Number of
Contracts Notional Amount
Purchased Options – 4.9%
Calls – Exchange-Traded – 3.0%
Snap, Inc., April Strike Price $75, Expires 4/16/21 ...................... 19 $ 142,500 352
Snap, Inc., July Strike Price $75, Expires 7/16/21 ...................... 20 150,000 3,020
Snap, Inc., January Strike Price $75, Expires 1/21/22 ................... 6 45,000 2,535
Snap, Inc., January Strike Price $105, Expires 1/21/22 .................. 41 430,500 5,145
Snap, Inc., January Strike Price $75, Expires 1/20/23 ................... 8 60,000 6,500
Snap, Inc., January Strike Price $105, Expires 1/20/23 .................. 24 252,000 9,360
Spotify Technology SA, April Strike Price $500, Expires 4/16/21 ........... 6 300,000 30
Spotify Technology SA, July Strike Price $500, Expires 7/16/21 ........... 6 300,000 780
Spotify Technology SA, January Strike Price $500, Expires 1/21/22 ........ 3 150,000 1,178
Spotify Technology SA, January Strike Price $500, Expires 1/20/23 ........ 3 150,000 4,455
33,355
Puts – Exchange-Traded – 1.9%
Invesco QQQ Trust Series 1, June Strike Price $100, Expires 6/17/22 ...... 99 990,000 5,049
NASDAQ 100 Index, June Strike Price $5,000, Expires 6/18/21 ........... 4 2,000,000 820
NASDAQ 100 Index, June Strike Price $5,500, Expires 6/18/21 ........... 3 1,650,000 1,155
NASDAQ 100 Index, September Strike Price $7,000, Expires 9/17/21 ...... 1 700,000 3,000
NASDAQ 100 Index, December Strike Price $4,000, Expires 12/17/21 ..... 3 1,200,000 3,615
NASDAQ 100 Index, March Strike Price $7,000, Expires 3/18/22 .......... 1 700,000 8,218
21,857
Total Purchased Options (Cost $129,765) .......................................................... 55,212
Shares
Money Market Funds – 1.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares,
0.02%(b)
(Cost $12,568) .............................................................. 12,568 12,568
Total Investments – 100.0%
(Cost $1,218,454) ........................................................................... $ 1,118,434
Liabilities in Excess of Other Assets – (0.0)%† ...................................................... (493)
Net Assets – 100.0% .......................................................................... $ 1,117,941

Simplify Volt Pop Culture Disruption ETF
Schedule of Investments
(Continued)
March 31, 2021 (Unaudited)
2
* Non Income Producing
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.invesco.com.
(b) Rate shown reflects the 7-day yield as of March 31, 2021.
Summary of Schedule of Investments
Industry
% of Net
Assets
Common Stocks ................................................................................. 60.7%
Exchange-Traded Funds ........................................................................... 33.3%
Purchased Options ............................................................................... 4.9%
Money Market Funds ............................................................................. 1.1%
Total Investments ................................................................................ 100.0%
Liabilities in Excess of Other Assets .................................................................. (0.0)%†
Net Assets ..................................................................................... 100.0%